Artisan Developing World Fund Average Annual Total Returns		12 Months Ended	32 Months Ended	60 Months Ended	114 Months Ended	199 Months Ended	222 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.88%			1.73%	4.82%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		28.03%		9.69%	10.18%
Performance Inception Date	Jun. 29, 2015
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.03%		8.83%	9.58%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.59%		7.51%	8.22%
Investor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%	3.66%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		28.28%		9.88%	10.38%
Performance Inception Date	Jun. 29, 2015
Advisor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%	3.66%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		28.41%		9.97%	10.48%
Performance Inception Date	Jun. 29, 2015
Institutional | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		1.70%	3.66%